PREPAID EXPENSES AND OTHER RECEIVABLE DISCLOSURE (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Prepaid expenses and other receivable	$ 44,000	$ 64,000
Long term portion of other receivable	56,000	68,000
PPL Settlement
Prepaid expenses and other receivable	11,250
Long term portion of other receivable	$ 56,250	$ 67,500